United States

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

1300 N. State Street

Bellingham, Washington 98225-4730

(Address of Principal Executive Offices, including ZIP Code)

Nicole Trudeau, Esq.

1300 N. State Street

Bellingham, Washington 98225-4730

(Name and Address of Agent for Service)

Registrant’s Telephone Number — (360) 734-9900

Date of fiscal year end: November 30, 2020

Date of reporting period: February 29, 2020

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust, Sextant Short-Term Bond Fund

Corporate Bonds – 73.3%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

Autozone Inc	3.25% due 04/15/2025	$ 300,000	$ 322,467	2.9%

Ford Motor Credit	3.157% due 08/04/2020	250,000	250,923	2.2%

			573,390	5.1%
Consumer Staples

Church & Dwight	2.875% due 10/01/2022	260,000	269,241	2.5%

Costco Wholesale	2.75% due 05/18/2024	385,000	407,036	3.6%

Estee Lauder	2.35% due 08/15/2022	350,000	360,278	3.2%

McCormick & Co.	2.70% due 08/15/2022	500,000	514,075	4.6%

			1,550,630	13.9%
Energy

Schlumberger Investment	3.65% due 12/01/2023	310,000	330,806	3.0%

			330,806	3.0%
Financials

AvalonBay Communities	2.85% due 03/15/2023	400,000	416,738	3.7%

Loews Corp	2.625% due 05/15/2023	450,000	467,186	4.2%

Paccar Financial	2.05% due 11/13/2020	350,000	351,578	3.1%

Simon Property Group	2.00% due 09/13/2024	350,000	355,375	3.2%

			1,590,877	14.2%
Health Care

AbbVie	2.50% due 05/14/2020	250,000	250,191	2.3%

Astrazeneca	2.375% due 11/16/2020	155,000	155,948	1.4%

Celgene	2.25% due 08/15/2021	300,000	302,887	2.7%

Gilead Sciences	2.50% due 09/01/2023	400,000	414,368	3.7%

Teva Pharmaceutical	3.65% due 11/10/2021	350,000	347,851	3.1%

			1,471,245	13.2%
Industrials

Burlington Northern Santa Fe	3.05% due 09/01/2022	400,000	414,504	3.7%

Cintas Corp # 2	3.25% due 06/01/2022	350,000	361,456	3.3%

CSX Corporation	4.25% due 06/01/2021	350,000	359,302	3.2%

			1,135,262	10.2%
Materials

3M	2.00% due 06/26/2022	400,000	406,405	3.6%

			406,405	3.6%

Technology

Honeywell International	4.25% due 03/01/2021	450,000	462,517	4.1%

Qualcomm	2.60% due 01/30/2023	400,000	412,397	3.7%

			874,914	7.8%
Utilities

PacifiCorp	2.95% due 06/01/2023	250,000	262,241	2.3%

			262,241	2.3%

Total Corporate Bonds			$ 8,195,770	73.3%

Government Bonds – 23.5%

United States Treasury Notes

United States Treasury Note	2.625% due 05/15/2021	$ 355,000	$ 361,670	3.2%

United States Treasury Note	2.875% due 04/30/2025	750,000	822,861	7.4%

United States Treasury Note	3.625% due 02/15/2021	900,000	921,551	8.2%

United States Treasury Note	2.50% due 08/15/2023	500,000	527,246	4.7%

Total Government Bonds			$ 2,633,328	23.5%

Total investments	(Cost is $10,598,102)		$ 10,829,098	96.8%
Other assets (net of liabilities)			354,073	3.2%

Total net assets			$ 11,183,171	100.0%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds – 56.6%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

Lowe’s	5.80% due 10/15/2036	$ 250,000	$ 327,368	2.5%

			327,368	2.5%
Consumer Staples

Unilever Capital	5.90% due 11/15/2032	200,000	282,206	2.1%

			282,206	2.1%
Energy

Baker Hughes	6.875% due 01/15/2029	100,000	129,146	1.0%

Canadian Natural Resources	6.45% due 06/30/2033	225,000	301,725	2.3%

Statoil	7.15% due 01/15/2029	224,000	309,454	2.3%

			740,325	5.6%
Financials

Affiliated Managers Group	3.50% due 08/01/2025	250,000	270,302	2.0%

Bank Of New York Mellon MTN	3.30% due 08/23/2029	250,000	273,630	2.1%

UBS AG Stamford CT	7.75% due 09/01/2026	200,000	258,627	1.9%

			802,559	6.0%
Health Care

Becton Dickinson	6.70% due 08/01/2028	240,000	309,717	2.3%

Johnson & Johnson	4.95% due 05/15/2033	226,000	297,619	2.2%

Medtronic Inc	4.375% due 03/15/2035	260,000	330,955	2.5%

Merck & Co.	6.50% due 12/01/2033	215,000	313,191	2.4%

Teva Pharmaceutical	3.65% due 11/10/2021	250,000	248,465	1.9%

			1,499,947	11.3%
Industrials

Boeing	6.125% due 02/15/2033	215,000	291,788	2.2%

Burlington Northern Santa Fe	5.05% due 03/01/2041	310,000	409,087	3.1%

Deere & Co.	8.10% due 05/15/2030	95,000	145,238	1.0%

United Technologies Corp	6.05% due 06/01/2036	250,000	357,382	2.7%

			1,203,495	9.0%
Materials

Praxair Inc.	3.55% due 11/07/2042	350,000	397,388	3.0%

			397,388	3.0%
Technology

Apple	4.50% due 02/23/2036	350,000	445,692	3.3%

Intel	4.00% due 12/15/2032	360,000	434,297	3.3%

Microsoft	4.20% due 11/03/2035	350,000	437,141	3.3%

			1,317,130	9.9%

Utilities

Alabama Power	4.15% due 08/15/2044	200,000	235,755	1.8%

Entergy Louisiana	5.40% due 11/01/2024	200,000	233,476	1.7%

Florida Power & Light	5.95% due 10/01/2033	100,000	142,721	1.0%

Puget Sound Energy	4.434% due 11/15/2041	300,000	354,095	2.7%

			966,047	7.2%

Total Corporate Bonds			$ 7,536,465	56.6%

Government Bonds – 25.3%

Foreign Government Bonds

Quebec Canada Yankee	7.125% due 02/09/2024	$ 175,000	$ 214,136	1.6%

			214,136	1.6%
United States Treasury Bonds

United States Treasury Bond	5.25% due 02/15/2029	170,000	230,211	1.7%

United States Treasury Bond	6.25% due 05/15/2030	75,000	112,002	0.9%

United States Treasury Bond	3.125% due 11/15/2041	145,000	186,127	1.4%

United States Treasury Bond	3.375% due 11/15/2048	160,000	222,700	1.7%

United States Treasury Bond	6.125% due 08/15/2029	225,000	326,417	2.4%

United States Treasury Bond	5.375% due 02/15/2031	400,000	573,234	4.3%

United States Treasury Bond	4.25% due 05/15/2039	770,000	1,131,569	8.5%

			2,782,260	20.9%
United States Treasury Notes

United States Treasury Note	3.625% due 02/15/2021	370,000	378,860	2.8%

			378,860	2.8%
Total Government Bonds			$ 3,375,256	25.3%

Municipal Bonds – 9.9%

General Obligation

Blaine Co. ID SCD #61 Hailey	5.25% due 08/01/2020	$ 250,000	$ 254,005	1.9%

Idaho Hsg & Fin GARVEE BAB A-2	5.379% due 07/15/2020	180,000	182,354	1.4%

San Marcos Texas ULTD GO BAB	6.028% due 08/15/2030	200,000	204,316	1.5%

Springville UT GO BAB	5.30% due 05/01/2031	240,000	241,519	1.8%

			882,194	6.6%
Municipal Leases

Johnson Co KS Bldg Ls/Pr RevBAB	4.60% due 09/01/2026	250,000	253,138	1.9%

Oklahoma City Fin Auth Ed Lease Rev	6.60% due 09/01/2022	160,000	179,630	1.4%

			432,768	3.3%

Total Municipal Bonds			$ 1,314,962	9.9%

Total investments		(Cost is $11,017,834)	$ 12,226,683	91.8%

Other assets (net of liabilities)			1,097,835	8.2%

Total net assets			$ 13,324,518	100.0%

Saturna Investment Trust, Sextant Core Fund

Common Stocks – 58.2%	Number of Shares	Market Value	Country(1)	Percentage of Assets
Communications

Internet Media
Alphabet, Class A(2)	100	$133,925	United States	0.8%

Telecom Carriers
AT&T	4,400	154,968	United States	0.9%
BCE	3,300	146,289	Canada	0.9%
Verizon Communications	3,300	178,728	United States	1.1%
		479,985		2.9%
		613,910		3.7%
Consumer Discretionary

Apparel, Footwear & Accessory Design
VF	2,800	201,600	United States	1.2%

Automobiles
Subaru ADR	11,700	139,230	Japan	0.8%

Home Products Stores
Home Depot	600	130,704	United States	0.8%
Lowe’s	1,400	149,198	United States	0.9%
		279,902		1.7%

Specialty Apparel Stores
Industria de Diseno Textil ADR	12,000	187,080	Spain	1.1%
Ross Stores	1,750	190,365	United States	1.2%
TJX Companies	2,200	131,560	United States	0.8%
		509,005		3.1%
		1,129,737		6.8%
Consumer Staples

Beverages
PepsiCo	1,350	178,240	United States	1.1%

Household Products
Procter & Gamble	1,150	130,215	United States	0.8%
Unilever ADR	2,900	156,397	United Kingdom	0.9%
		286,612		1.7%

Packaged Food
Nestle ADR	1,900	195,529	Switzerland	1.2%
		660,381		4.0%
Energy

Exploration & Production
ConocoPhillips	1,990	96,356	United States	0.5%

Integrated Oils
Equinor ADR	10,200	158,610	Norway	1.0%
		254,966		1.5%

Financials

Banks
PNC Financial Services Group	600	75,840	United States	0.4%
Toronto-Dominion Bank	1,500	77,415	Canada	0.5%
		153,255		0.9%

Consumer Finance
Ally Financial	5,100	127,857	United States	0.8%

Diversified Banks
JP Morgan Chase	500	58,055	United States	0.3%

Institutional Brokerage
Virtu Financial	13,000	244,530	United States	1.5%

P&C Insurance
Chubb	1,330	192,890	Switzerland	1.2%
		776,587		4.7%
Health Care
Biotech
Amgen	1,100	219,703	United States	1.3%

Large Pharma
Bristol-Myers Squibb	4,300	253,958	United States	1.5%
GlaxoSmithKline ADR	4,900	198,597	United Kingdom	1.2%
Johnson & Johnson	1,800	242,064	United States	1.5%
Novartis ADR	1,300	109,148	Switzerland	0.6%
Novo Nordisk ADR	2,450	142,419	Denmark	0.9%
Pfizer	5,500	183,810	United States	1.1%
		1,129,996		6.8%

Managed Care
UnitedHealth Group	800	203,968	United States	1.3%

Medical Devices
Abbott Laboratories	2,700	207,981	United States	1.3%

Medical Equipment
Koninklijke Philips ADR	3,800	163,020	Netherlands	1.0%
		1,924,668		11.7%
Industrials

Aircraft & Parts
L3Harris Technologies	800	158,184	United States	1.0%
United Technologies	1,100	143,649	United States	0.8%
		301,833		1.8%

Commercial & Residential Building Equipment & Systems
Honeywell International	1,200	194,604	United States	1.2%
Johnson Controls International	4,550	166,393	United States	1.0%
		360,997		2.2%

Flow Control Equipment
Parker Hannifin	1,050	194,009	United States	1.2%

Industrial Distribution & Rental
Fastenal	2,800	95,816	United States	0.6%

Rail Freight
Canadian National Railway	2,000	169,820	Canada	1.0%
Kansas City Southern Industries	1,200	180,816	United States	1.1%
		350,636		2.1%
		1,303,291		7.9%
Materials

Basic & Diversified Chemicals
Linde	900	171,909	Ireland	1.0%

Precious Metal Mining
Barrick Gold	10,000	190,400	Canada	1.2%
Newmont Mining	4,000	178,520	United States	1.1%
		368,920		2.3%

Specialty Chemicals
PPG Industries	700	73,115	United States	0.5%
RPM International	1,400	89,754	United States	0.5%
		162,869		1.0%
		703,698		4.3%
Technology

Application Software
Open Text US	3,900	163,488	Canada	1.0%

Communications Equipment
Apple	600	164,016	United States	1.0%

Consumer Electronics
Nintendo ADR	1,600	67,168	United States	0.4%

Infrastructure Software
Microsoft	900	145,809	United States	0.9%
Oracle	3,100	153,326	United States	0.9%
		299,135		1.8%

IT Services
Amdocs Limited	3,000	191,250	United States	1.1%

Semiconductor Devices
Infineon Technologies ADR	3,275	67,923	Germany	0.4%
Intel	2,000	111,040	United States	0.7%
Microchip Technology	600	54,426	United States	0.3%
Micron Technology(2)	2,800	147,168	United States	0.9%
NXP Semiconductors	600	68,214	Netherlands	0.4%
Qualcomm	1,000	78,300	United States	0.5%
Xilinx	1,600	133,584	United States	0.8%
		660,655		4.0%
		1,545,712		9.3%
Utilities

Integrated Utilities
Dominion Energy	2,800	218,904	United States	1.4%
Duke Energy	2,600	238,420	United States	1.4%
NextEra Energy	1,000	252,760	United States	1.5%

		710,084		4.3%

Total Common Stocks		$9,623,034		58.2%

Corporate Bonds – 19.9%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Communications

Bellsouth Capital Funding	7.875% due 02/15/2030	$150,000	$ 209,933	1.3%
			209,933	1.3%
Consumer Discretionary

Lowe’s	4.25% due 09/15/2044	250,000	283,517	1.7%

Stanford University	4.013% due 05/01/2042	100,000	127,353	0.8%
			410,870	2.5%
Financials

General Electric Capital	5.35% due 04/15/2022	101,000	107,706	0.7%

Welltower	4.25% due 04/15/2028	350,000	399,886	2.4%
			507,592	3.1%
Health Care

Becton Dickinson	3.125% due 11/08/2021	100,000	102,323	0.6%

Cardinal Health	3.50% due 11/15/2024	155,000	164,948	1.0%

Celgene	2.875% due 08/15/2020	140,000	140,886	0.9%

Gilead Sciences	3.70% due 04/01/2024	250,000	268,416	1.6%
			676,573	4.1%
Industrials

Boeing	5.875% due 02/15/2040	200,000	268,398	1.6%

Legrand France Yankee	8.50% due 02/15/2025	170,000	227,276	1.4%

Union Pacific	3.375% due 02/01/2035	250,000	275,768	1.7%
			771,442	4.7%

Technology

Cisco Systems	2.90% due 03/04/2021		100,000	101,363	0.6%

Qualcomm	3.25% due 05/20/2027		220,000	237,137	1.4%
				338,500	2.0%
Utilities
PacifiCorp	6.00% due 01/15/2039		250,000	367,229	2.2%
				367,229	2.2%
Total Corporate Bonds				$ 3,282,139	19.9%

Government Bonds – 12.8%	Coupon/Maturity		Face Amount	Market Value	Percentage of Assets

United States Treasury Bonds

United States Treasury Bond	3.625% due 02/15/2044		$155,000	$ 215,692	1.3%

United States Treasury Bond	6.25% due 08/15/2023		438,000	517,456	3.1%

United States Treasury Bond	4.50% due 02/15/2036		137,000	199,389	1.2%
				932,537	5.6%
United States Treasury Notes

United States Treasury Note	1.50% due 06/15/2020		150,000	150,053	0.9%

United States Treasury Note	2.75% due 11/15/2023		350,000	373,543	2.3%

United States Treasury Note	2.00% due 05/31/2024		80,000	83,609	0.5%

United States Treasury Note	2.125% due 08/31/2020		204,000	204,892	1.2%

United States Treasury Note	2.00% due 11/30/2022		250,000	257,529	1.6%

United States Treasury Note	1.625% due 04/30/2023		106,000	108,439	0.7%
				1,178,065	7.2%

Total Government Bonds				$ 2,110,602	12.8%

Municipal Bonds – 2.7%	Coupon/Maturity		Face Amount	Market Value	Percentage of Assets

General Obligation

Lake Washington SD 414 WA BAB	4.906% due 12/01/2027		$100,000	$ 100,916	0.6%

Skagit SD #1	4.613% due 12/01/2022		100,000	103,836	0.6%
				204,752	1.2%

State Education

New York City Housing Dev	2.65% due 05/01/2021		100,000	101,749	0.6%

Utility Networks

Tacoma WA Elec Sys Revenue	5.966% due 01/01/2035		100,000	143,645	0.9%

Total Municipal Bonds				$ 450,146	2.7%

Total investments		(Cost is $	13,211,137)	$15,465,921	93.6%
Other assets (net of liabilities)				1,063,412	6.4%
Total net assets				$16,529,333	100.0%

(1) Country of domicile

(2) Non-income producing

ADR: American Depository Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks—35.7%	Number of Shares	Market Value	Country(1)	Percentage of Assets
Communications

Telecom Carriers
AT&T	7,500	$ 264,150	United States	2.8%
Orange ADR	12,500	167,250	France	1.8%
SK Telecom ADR	9,000	172,890	Korea	1.8%

		604,290		6.4%
Consumer Discretionary

Automobiles
Subaru ADR	16,000	190,400	Japan	2.0%

		190,400		2.0%

Energy

Exploration & Production
CNOOC Limited ADR	1,100	152,163	China	1.6%
Goodrich Petroleum(2)	200	1,066	United States	0.0%(3)

		153,229		1.6%

Integrated Oils
Equinor ADR	12,000	186,600	Norway	2.0%
Royal Dutch Shell ADR, Class A	3,800	167,314	Netherlands	1.8%
Total ADR	3,800	163,932	France	1.7%

		517,846		5.5%

		671,075		7.1%
Financials

Banks
Skandinaviska Enskilda Banken, Class A	20,000	190,004	Sweden	2.0%

Diversified Banks
Itau Unibanco Holding ADR, Class A	25,000	176,750	Brazil	1.9%

Institutional Brokerage
Virtu Financial	12,500	235,125	United States	2.5%

Life Insurance
Aviva ADR	28,000	253,960	United States	2.7%

		855,839		9.1%
Health Care

Large Pharma
GlaxoSmithKline ADR	5,000	202,650	United Kingdom	2.2%
Novartis ADR	1,900	159,524	Switzerland	1.7%

		362,174		3.9%
Industrials

Infrastructure Construction
Hopewell Highway Infrastructure	325,000	129,228	Hong Kong	1.4%

		129,228		1.4%
Materials

Base Metals
South 32 ADR	19,000	134,330	Australia	1.5%

Steel Raw Material Suppliers
BHP Biliton ADR	4,000	173,240	Australia	1.8%

		307,570		3.3%

Technology

IT Services
International Business Machines	1,800	234,270	United States	2.5%

		234,270		2.5%

Total Common Stocks		$3,354,846		35.7%

Corporate Bonds – 28.6%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Assets
Communications

Netflix	4.375% due 11/15/2026	$ 250,000	$ 261,800	United States	2.8%

T-Mobile	6.50% due 01/15/2026	250,000	263,200	United States	2.8%

			525,000		5.6%

Consumer Discretionary

ADT	4.125% due 06/15/2023	150,000	152,625	United States	1.6%

GAP	5.95% due 04/12/2021	100,000	101,777	United States	1.1%

			254,402		2.7%
Consumer Staples

Grupo Bimbo(4)	4.875% due 06/27/2044	200,000	232,420	Mexico	2.5%

			232,420		2.5%

Energy

Petrobras International Finance	6.875% due 01/20/2040	50,000	59,813	Brazil	0.7%

Petrobras International Finance	6.75% due 01/27/2041	80,000	95,786	Brazil	1.0%

			155,599		1.7%

Financials

Canadian Imperial Bank(5)	3.42% due 01/26/2026	CAD 250,000	188,806	Canada	2.0%

Jefferies Group	5.125% due 01/20/2023	250,000	272,998	United States	2.9%

Lincoln National	6.05% due 04/20/2067	250,000	208,750	United States	2.2%

Royal Bank of Scotland	6.125% due 12/15/2022	200,000	218,251	United Kingdom	2.3%

			888,805		9.4%

Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	200,000	263,927	United States	2.8%

			263,927		2.8%

Materials

Allegheny Technologies	7.875% due 08/15/2023	150,000	159,105	United States	1.7%

AngloGold Ashanti Holdings	5.375% due 04/15/2020	100,000	100,245	South Africa	1.1%

			259,350		2.8%

Technology

Hewlett Packard	4.65% due 12/09/2021	100,000	104,792	United States	1.1%

			104,792		1.1%

Total Corporate Bonds			$ 2,684,295		28.6%

Government Bonds – 18.9%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Assets
Foreign Government Bonds

Colombia Republic	8.375% due 02/15/2027	$ 125,000	$ 148,008	Colombia	1.6%

Federal Republic of Brazil	12.50% due 01/05/2022	BRL 500,000	126,114	Brazil	1.3%

Federal Republic of Brazil	8.50% due 01/05/2024	BRL 750,000	186,162	Brazil	2.0%

Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 8,500,000	430,649	Mexico	4.6%

Republic of Argentina—Global Bond	7.50% due 04/22/2026	250,000	108,128	Argentina	1.2%

			999,061		10.7%
United States Treasury Notes

United States Treasury Note	2.50% due 01/15/2022	750,000	771,914	United States	8.2%

			771,914		8.2%

Total Government Bonds			$ 1,770,975		18.9%

Municipal Bonds – 2.3%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Assets

Real Estate

Colony TX NFM Sales Tax Revenue	7.00% due 10/01/2027	$ 100,000	$ 102,334	United States	1.1%

Colony TX NFM Sales Tax Revenue	7.25% due 10/01/2033	50,000	51,172	United States	0.6%

Colony TX NFM Sales Tax Revenue	7.625% due 10/01/2042	50,000	57,710	United States	0.6%

			211,216		2.3%

Total Municipal Bonds			$ 211,216		2.3%

Warrants – 0.0%

Energy
Exploration & Production
Goodrich Petroleum Warrants (2)		1,707	$ –	United States	0.0%
			$ –		0.0%

Total investments		(Cost is $8,142,757)	$ 8,021,332		85.5%
Other assets (net of liabilities)			1,355,368		14.5%
Total net assets			$ 9,376,700		100.0%

(1) Country of domicile

(2) Non-income producing

(3) Less than 0.05%

(4) Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2020, the aggregate value of these securities was representing % of net assets.

(5) Canadian Imperial Bank is a fixed to float bond. The bond has a fixed rate until 01/26/2021 The interest rate represents the rate in effect at February 28, 2020

ADR: American Depository Receipt

Saturna Investment Trust, Sextant Growth Fund

Common Stocks – 97.1%	Number of Shares	Market Value	Percentage of Assets
Communications
Internet Media
Alphabet, Class A(1)	1,584	$ 2,121,372	4.9%

		2,121,372	4.9%
Consumer Discretionary

Apparel, Footwear & Accessory Design
Nike, Class B	10,276	918,469	2.1%

E-Commerce Discretionary
Amazon.com(1)	1,529	2,880,254	6.6%

Home Improvement
Stanley Black & Decker	8,684	1,247,891	2.9%

Home Products Stores
Home Depot	4,000	871,360	2.0%
Lowe’s	11,200	1,193,584	2.7%
		2,064,944	4.7%

Other Commercial Services
Ecolab	6,243	1,126,549	2.6%

Restaurants
Starbucks	14,674	1,150,882	2.6%

Specialty Apparel Stores
Ross Stores	11,600	1,261,848	2.9%
TJX Companies	11,078	662,464	1.5%
		1,924,312	4.4%

		11,313,301	25.9%
Consumer Staples
Mass Merchants
Costco Wholesale	4,883	1,372,807	3.1%

		1,372,807	3.1%

Financials
Consumer Finance

Ally Financial	44,000	1,103,080	2.5%

Fidelity National Information Services	11,144	1,557,040	3.6%

Mastercard, Class A	8,914	2,587,289	5.9%

Visa	4,800	872,447	2.0%

		6,119,856	14.0%

Diversified Banks
JP Morgan Chase	8,367	971,492	2.2%

Institutional Brokerage
Virtu Financial	50,000	940,500	2.2%

		8,031,848	18.4%

Health Care
Large Pharma

Bristol-Myers Squibb	15,600	921,336	2.1%

Medical Devices

Abbott Laboratories	20,799	1,602,147	3.7%

Edwards Lifesciences(1)	5,700	1,167,588	2.7%

Stryker	3,000	571,770	1.3%

		3,341,505	7.7%

		4,262,841	9.8%

Industrials
Commercial & Residential Building Equipment & Systems

Honeywell International	5,000	810,850	1.9%

Measurement Instruments
Trimble(1)	24,000	947,520	2.1%

		1,758,370	4.0%
Materials

Specialty Chemicals

RPM International	18,000	1,153,980	2.6%

		1,153,980	2.6%

Technology
Application Software

Adobe(1)	9,300	3,209,616	7.3%

Take-Two Interactive Software(1)	7,500	806,100	1.9%
		4,015,716	9.2%

Communications Equipment

Apple	10,000	2,733,600	6.3%

Infrastructure Software

Microsoft	18,920	3,065,229	7.0%

Oracle	21,300	1 ,053,498	2.4%

		4,118,727	9.4%

Semiconductor Devices
Qualcomm	6,000	469,800	1.1%
Texas Instruments	3,600	410,904	0.9%
Xilinx	8,000	667,920	1.5%

		1,548,624	3.5%

		12,416,667	28.4%
Total investments	(Cost is $20,854,265)	42,431,186	97.1%

Other assets (net of liabilities)		1,276,145	2.9%

Total net assets		$ 43,707,331	100.0%

(1) Non-income producing

Saturna Investment Trust, Sextant International Fund

Common Stocks – 95.4%	Number of Shares	Market Value	Country(1)	Percentage of Assets

Communications

Telecom Carriers

BCE	50,000	$ 2,216,500	Canada	2.6%

Telus	50,000	1,813,500	Canada	2.1%

		4,030,000		4.7%

Consumer Discretionary

Airlines

Air Canada(2)	60,000	1,508,400	Canada	1.8%

ANA Holdings	25,000	673,059	Japan	0.8%

Copa Holdings, Class A	30,000	2,494,200	Panama	2.9%
		4,675,659		5.5%

Apparel, Footwear & Accessory Design

Adidas	6,000	1,680,880	Germany	2.0%

Automobiles

Subaru ADR	50,000	595,000	Japan	0.7%

Toyota Motor ADR	10,000	1,307,500	Japan	1.5%
		1,902,500		2.2%

E-Commerce Discretionary

MercadoLibre	10,000	6,160,300	Argentina	7.2%

Specialty Apparel Stores

Industria de Diseno Textil	60,000	1,862,618	Spain	2.2%

		16,281,957		19.1%

Consumer Staples

Beverages

Fomento Economico Mex ADR	30,000	2,441,700	Mexico	2.9%

Pernod Ricard ADR	20,000	647,600	France	0.7%
		3,089,300		3.6%

Household Products

Unilever ADR	50,000	2,696,500	United Kingdom	3.2%

		5,785,800		6.8%

Energy

Integrated Oils
Total ADR	39,100	1,686,774	France	2.0%

		1,686,774		2.0%

Financials

Banks
Australia & New Zealand Banking ADR	80,000	1,281,600	Australia	1.5%

Commerzbank ADR	100,000	568,000	Germany	0.7%

Toronto-Dominion Bank	50,000	2,580,500	Canada	3.0%
		4,430,100		5.2%

Diversified Banks
Mitsubishi UFJ Financial Group ADR	350,000	1,704,500	Japan	2.0%

		6,134,600		7.2%
Health Care

Health Care Supply Chain

Sinopharm Group	250,000	785,590	China	0.9%

Large Pharma

Novartis ADR	33,000	2,770,680	Switzerland	3.3%

Novo Nordisk ADR	50,000	2,906,500	Denmark	3.4%

		5,677,180		6.7%

Medical Equipment

Alcon(2)	15,000	919,500	Switzerland	1.1%

Koninklijke Philips	32,000	1,372,800	Netherlands	1.6%
		2,292,300		2.7%

		8,755,070		10.3%
Industrials

Marine Shipping

Frontline(2)	60,000	491,400	Norway	0.6%

		491,400		0.6%
Materials

Agricultural Chemicals

Nutrien	25,000	1,010,750	Canada	1.2%

Basic & Diversified Chemicals

BASF ADR	160,000	2,347,200	Germany	2.8%

Steel Raw Material Suppliers

Rio Tinto ADR	35,000	1,642,550	United Kingdom	1.9%

		5,000,500		5.9%

Technology

Application Software

Dassault Systemes ADR	34,153	5,285,518	France	6.2%

NICE Systems ADR	40,000	6,553,200	Israel	7.7%

Open Text US	50,000	2,096,000	Canada	2.5%

SAP ADR	12,850	1,587,875	Germany	1.8%
		15,522,593		18.2%

Consumer Electronics

Sony ADR	17,000	1,057,400	Japan	1.2%

Information Services

Wolters Kluwer	100,000	7,279,731	Netherlands	8.5%

IT Services

Accenture, Class A	9,250	1,670,458	Ireland	2.0%

Semiconductor Manufacturing

ASML	20,000	5,534,200	Netherlands	6.5%

		31,064,382		36.4%
Utilities

Power Generation

Iberdrola	177,174	2,018,226	Spain	2.4%

		2,018,226		2.4%

Total investments	(Cost is $47,955,233)	81,248,709		95.4%
Other assets (net of liabilities)		3,901,757		4.6%

Total net assets		$85,150,466		100.0%

(1) Country of domicile

(2) Non-income producing

ADR: American Depository Receipt

Saturna Investment Trust, Saturna Sustainable Equity Fund

Common Stocks – 90.3%	Number of Shares	Market Value	Country(1)	Percentage of Assets

Communications

Entertainment Content
Walt Disney Company	1,000	$ 117,650	United States	1.3%

Telecom Carriers
Telekomunikasi Indonesia ADR	2,000	48,500	Indonesia	0.5%

		166,150		1.8%

Consumer Discretionary

Apparel, Footwear & Accessory Design
adidas ADR	1,250	173,950	Germany(3)	1.9%

Automobiles

Toyota Motor ADR	1,000	130,750	Japan	1.4%

Consumer Elec & Applc Stores

Best Buy	1,000	75,650	United States	0.9%

E-Commerce Discretionary

Amazon.com(2)	60	113,025	United States	1.2%

Home Products Stores

Home Depot	850	185,164	United States	2.0%

Lowe’s	750	79,928	United States	0.9%

		265,092		2.9%

Other Commercial Services

Ecolab	900	162,405	United States	1.8%

Restaurants

Starbucks	1,713	134,351	United States	1.5%

Specialty Apparel Stores

Industria de Diseno Textil	3,000	93,131	Spain	1.0%

TJX Companies	3,000	179,400	United States	2.0%

		272,531		3.0%

Toys & Games

Hasbro	600	46,349	United States	0.6%

		1,374,103		15.2%

Consumer Staples

Household Products

Church & Dwight	2,400	166,848	United States	1.8%

Kimberly-Clark de Mexico, Class A(2)	13,000	24,747	Mexico	0.3%

L’Oreal ADR	2,750	146,658	United States(3)	1.6%

Reckitt Benckiser Group PLC ADR	10,000	149,500	United Kingdom	1.7%

Unilever NY	2,700	142,452	Netherlands	1.6%

		630,205		7.0%

Packaged Food

Nestle ADR	1,000	102,910	Switzerland	1.1%

		733,115		8.1%

Energy

Renewable Energy Equipment

Siemens Gamesa Renewable Energy	11,000	177,533	Spain	2.0%

Vestas Wind Systems	1,400	134,402	Denmark	1.4%

		311,935		3.4%

Financials

Banks

Toronto-Dominion Bank	3,000	154,830	Canada	1.7%

Consumer Finance

Mastercard, Class A	824	239,166	United States	2.6%

Diversified Banks

Banco Santander ADR	10,081	36,897	Spain	0.5%

Islamic Banking

BIMB Holdings	157,100	139,926	Malaysia	1.5%

Life Insurance

AIA Group	18,000	180,449	Hong Kong	2.0%

P&C Insurance

Chubb	1,000	145,030	Switzerland	1.6%

		896,298		9.9%

Health Care

Health Care Facilities

IHH Healthcare	141,000	193,480	Malaysia	2.1%

Large Pharma

Astellas Pharma Inc. ADR	10,000	154,600	United States	1.7%

Novartis ADR	1,750	146,930	Switzerland	1.6%

Novo Nordisk ADR	2,500	145,325	Denmark	1.6%

Roche Holding ADR	3,000	119,670	Switzerland	1.4%
		566,525		6.3%

Medical Equipment

Koninklijke Philips	3,988	171,085	Netherlands	1.9%

		931,090		10.3%

Industrials

Commercial & Residential Building Equipment & Systems
Legrand	2,100	160,377	France	1.8%

Electrical Components
TE Connectivity	1,351	111,957	Switzerland	1.3%

Electrical Power Equipment
Schneider Electric ADR	8,500	170,425	United States	1.9%
Siemens ADR	1,000	51,390	Germany	0.5%
		221,815		2.4%

Rubber & Plastic
Hartalega	130,000	191,611	Malaysia	2.1%
		685,760		7.6%
Materials

Specialty Chemicals
Johnson Matthey	4,031	131,624	United Kingdom	1.4%
Koninklijke DSM	1,213	136,136	Netherlands	1.5%
Novozymes ADR	3,500	177,520	Denmark	2.0%
		445,280		4.9%

Technology

Application Software
Adobe Systems(2)	1,000	345,120	United States	3.8%
Dassault Systemes ADR	1,506	233,069	France	2.6%
Open Text	3,750	157,200	Canada	1.7%
		735,389		8.1%

Communications Equipment
Apple	1,000	273,360	United States	3.0%

Consumer Electronics
Nintendo ADR	4,000	167,920	United States	1.9%

Electronics Components
Murata Manufacturing	3,000	157,154	Japan	1.7%

Information Services
Wolters Kluwer	2,000	145,595	Netherlands	1.6%

Infrastructure Software
Microsoft	1,438	232,970	United States	2.6%

IT Services
Accenture, Class A	900	162,531	Ireland	1.8%
CGI Group Inc Class A(2)	2,000	140,820	Canada	1.5%
		303,351		3.3%

Semiconductor Devices
NXP Semiconductors	1,300	147,797	Netherlands	1.6%
STMicroelectronics	3,800	104,120	Switzerland	1.2%
		251,917		2.8%

Semiconductor Manufacturing
Taiwan Semiconductor ADR	3,250	174,980	Taiwan	1.9%

		2,442,636		26.9%
Utilities

Power Generation
Iberdrola	17,162	195,496	Spain	2.2%

		195,496		2.2%

Total investments	(Cost is $6,578,319)	8,181,863		90.3%
Other assets (net of liabilities)		875,514		9.7%

Total net assets		$9,057,377		100.0%

(1) Country of domicile

(2) Non-income producing

(3) Denotes a country of primary exposure

ADR: American Depository Receipt

Saturna Investment Trust, Saturna Sustainable Bond Fund

Corporate Bonds – 59.2%	Coupon / Maturity	Face Amount	Market Value	Country(1)	Percentage of Assets

Communications
Telus	3.20% due 04/05/2021	CAD 1,500,000	$1,132,770	Canada	4.0%

			1,132,770		4.0%
Consumer Discretionary
Barry Callebaut(2)	5.50% due 06/15/2023	$ 500,000	547,972	Belgium	1.9%

Barry Callebaut(3)	5.50% due 06/15/2023	500,000	547,972	Belgium	1.9%

Danone(3)	2.077% due 11/02/2021	500,000	504,196	France	1.8%

Hasbro	3.15% due 05/15/2021	250,000	253,422	United States	0.9%

Starbucks	2.45% due 06/15/2026	500,000	521,400	United States	1.8%

			2,374,962		8.3%
Consumer Staples
Danone(3)	2.589% due 11/02/2023	750,000	773,014	France	2.7%

Nestle Holdings	2.75% due 04/15/2020	NOK 3,000,000	319,249	Switzerland	1.1%

			1,092,263		3.8%
Financials
AXA(2,4)	5.125% due 01/17/2047	500,000	551,079	France	1.9%

Canadian Imperial Bank(5)	3.42% due 01/26/2026	CAD 1,150,000	868,508	Canada	3.0%

First Abu Dhabi Bank(2)	3.00% due 03/30/2022	1,250,000	1,272,111	United Arab Emirates	4.4%

Iron Mountain	5.75% due 08/15/2024	1,000,000	1,007,500	United States	3.5%

MAF Sukuk(2)	4.638% due 05/14/2029	750,000	808,540	United Arab Emirates	2.8%

RaboBank	2.50% due 01/19/2021	500,000	504,950	Netherlands	1.8%

Toronto-Dominion Bank	1.85% due 09/11/2020	1,350,000	1,352,565	United States	4.7%

			6,365,253		22.1%
Health Care

Roche(3)	2.625% due 05/15/2026	200,000	212,596	Switzerland	0.7%

			212,596		0.7%
Industrials
Ingersoll-Rand	2.625% due 05/01/2020	250,000	250,185	Luxembourg	0.9%
			250,185		0.9%
Materials
Koninklijke DSM NV(2)	1.00% due 04/09/2025	EUR 1,000,000	1,163,579	Netherlands	4.1%

Stora Enso OYJ(3)	7.25% due 04/15/2036	100,000	124,000	Finland	0.4%

			1,287,579		4.5%
Technology
Apple(2)	2.65% due 06/10/2020	AUD 500,000	327,062	United States	1.2%

Microsoft	5.30% due 02/08/2041	900,000	1,298,680	United States	4.5%

Nokia OYJ	3.375% due 06/12/2022	1,300,000	1,303,276	Finland	4.5%

RELX	3.50% due 03/16/2023	500,000	529,194	United Kingdom	1.9%

RELX	4.00% due 03/18/2029	700,000	801,161	United Kingdom	2.8%

			4,259,373		14.9%

Total Corporate Bonds			$16,974,981		59.2%

Government Bonds – 37.0%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Assets
Banks
KFW	2.00% due 11/30/2021	$ 1,300,000	$ 1,322,421	Germany	4.6%

Foreign Government Bonds
Federal Republic of Brazil	12.50% due 01/05/2022	BRL 2,500,000	630,570	Brazil	2.2%
International Financial Corp	4.75% due 04/29/2021	MXN 15,000,000	744,963	Mexico	2.6%
Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 20,000,000	1,013,291	Mexico	3.5%
Ontario	2.65% due 02/05/2025	CAD 500,000	392,054	Canada	1.4%
Perusahaan Penerbit SBSN(2)	3.75% due 03/01/2023	500,000	521,730	Indonesia	1.8%
Republic of Colombia	7.75% due 04/14/2021	COP 2,500,000,000	729,638	Colombia	2.6%

			4,032,246		14.1%

United States Treasury Bonds
United States Treasury Bond	5.25% due 11/15/2028	500,000	672,969	United States	2.4%
United States Treasury Bond	4.50% due 05/15/2038	850,000	1,273,041	United States	4.4%
United States Treasury Bond	3.375% due 11/15/2048	1,000,000	1,391,875	United States	4.9%

			3,337,885		11.7%

United States Treasury Notes
United States Treasury Note	3.625% due 02/15/2021	1,100,000	1,126,340	United States	3.9%
United States Treasury Note	2.625% due 12/15/2021	500,000	514,961	United States	1.8%
United States Treasury Note	2.75% due 02/28/2025	250,000	272,158	United States	0.9%

			1,913,459		6.6%

Total Government Bonds			$10,606,011		37.0%
Total investments		(Cost is $27,269,406)	27,580,992		96.2%
Other assets (net of liabilities)			1,090,593		3.8%
Total net assets			$28,671,585		100.0%

(1)	Country of risk
(2)

Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2020, the aggregate value of these securities was $5,192,073 representing 18.1% of net assets.

(3)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2020, the net value of these securities was $2,161,777 representing 7.5% of net assets.

(4)	AXA is a fixed to float bond. The bond has a fixed rate until 01/17/2027 The interest rate represents the rate in effect at February 28, 2020
(5)	Canadian Imperial Bank is a fixed to float bond. The bond has a fixed rate until 01/26/2021 The interest rate represents the rate in effect at February 28, 2020

Saturna Investment Trust, Idaho Tax-Exempt Fund

Municipal Bonds – 93.1%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Financial Services

Idaho Bond Bank	4.00% due 09/15/2032	$405,000	$ 449,032	3.2%

Idaho Housing & Finance Rev	3.00% due 07/01/2036	260,000	264,383	1.8%

			713,415	5.0%

General Obligation

Ada & Canyon Cos ID JSD #2 Meridian	5.00% due 08/15/2032	325,000	394,245	2.8%

Ada & Canyon Cos ID JSD #3 Kuna	4.00% due 09/15/2027	100,000	121,724	0.9%

Boise City ID Independent SD	3.00% due 08/01/2038	100,000	104,779	0.7%

Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2031	200,000	220,178	1.6%

Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2029	250,000	275,488	1.9%

Bonneville Co ID SCD #91	4.00% due 09/15/2026	15,000	16,185	0.1%

Bonneville Co ID SCD #91	4.00% due 09/15/2026	35,000	37,823	0.3%

Bonneville Co ID SCD #91	3.75% due 09/15/2032	285,000	306,116	2.2%

Boundary County ID SCD #101	4.00% due 08/15/2021	240,000	243,463	1.7%

Canyon Co ID SCD #134 Middleton	4.00% due 09/15/2028	400,000	464,040	3.3%

Canyon Co ID SCD #135 Notus	3.25% due 09/15/2031	290,000	319,110	2.2%

Canyon Co ID SCD #135 Notus	3.25% due 09/15/2032	170,000	186,794	1.3%

Canyon Co ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	286,988	2.0%

Cariboo Franklin Bannock JSD #148	3.25% due 09/15/2035	300,000	336,546	2.4%

Cassia Oneida Twin Falls JSD #151	3.375% due 09/15/2034	160,000	171,760	1.2%

Kootenai Co ID SCD # 271 UNREF	4.00% due 09/15/2025	125,000	134,953	1.0%

Kootenai Co ID SCD #271 PREREF	4.00% due 09/15/2025	40,000	43,109	0.3%

Kootenai Co ID SCD #273	4.00% due 08/15/2031	265,000	304,053	2.1%

Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	223,172	1.6%

Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2027	100,000	109,893	0.8%

Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2028	200,000	219,074	1.5%

Madison Co. Id. SDC #321	5.00% due 09/15/2035	250,000	316,963	2.2%

Owyhee & Canyon Co. # 363 Marsing	4.00% due 09/15/2035	150,000	175,319	1.2%

Teton Co, ID SCD #401 Driggs	4.00% due 09/15/2035	500,000	595,870	4.2%

Twin Falls Co ID SCD #411	4.00% due 09/15/2027	170,000	192,959	1.4%

Twin Falls Co ID SCD #411	4.25% due 09/15/2030	300,000	340,803	2.4%

Twin Falls Co ID SCD #411	4.75% due 09/15/2039	200,000	235,102	1.7%

Twin Falls Co ID SCD #411 Series A	4.25% due 09/15/2031	100,000	113,416	0.8%

Valley & Adams Cos ID JSD #421	3.00% due 08/01/2026	220,000	231,145	1.6%

			6,721,070	47.4%

Health Care Facilities

Idaho Health Faci Auth Hos Rev	5.00% due 12/01/2047	260,000	322,655	2.3%

Medical—Hospitals

Idaho Health Rev Trinity Health Grp	3.25% due 12/01/2028	300,000	327,084	2.3%

Pollution Control

Idaho Bond Bank	4.00% due 09/15/2033	135,000	160,357	1.1%

Idaho Bond Bank Authority	4.30% due 09/01/2022	20,000	20,053	0.2%

Idaho Bond Bank Authority	4.00% due 09/15/2032	130,000	154,739	1.1%

Idaho Bond Bank Authority	4.125% due 09/15/2023	20,000	20,050	0.1%

			355,199	2.5%

Real Estate

Boise City Urban Renewal Lease Rev	5.00% due 12/15/2032	300,000	365,598	2.6%

Idaho Fish Wildlife Foundation Rev	5.00% due 12/01/2033	320,000	410,422	2.9%

Idaho State Building Authority	5.00% due 09/01/2031	200,000	220,756	1.6%

Idaho State Building Authority	5.00% due 09/01/2032	400,000	441,512	3.1%

Post Falls ID LID SPA	5.00% due 05/01/2021	90,000	90,234	0.6%

			1,528,522	10.8%
State Education

Boise State University ID Revenue	5.00% due 04/01/2028	125,000	148,920	1.0%

Boise State University ID Revenue	5.00% due 04/01/2032	160,000	195,070	1.4%

Idaho State University	4.00% due 04/01/2027	170,000	198,869	1.4%

Idaho State University	4.00% due 04/01/2030	245,000	282,066	2.0%

Idaho State University Revenue	3.00% due 04/01/2031	250,000	269,898	1.9%

Idaho State University Revenue	3.00% due 04/01/2032	160,000	172,210	1.2%

Nez Perce CO ISD #1 Lewiston	5.00% due 09/15/2029	330,000	418,391	2.9%

North Idaho College Dormitory Rev	4.00% due 11/01/2030	285,000	323,717	2.3%

University of Idaho Revenue	5.00% due 04/01/2028	225,000	225,702	1.6%

University of Idaho Revenue	5.00% due 04/01/2032	455,000	491,072	3.5%

			2,725,915	19.2%

Transportation

Boise ID Airport Park Fac Rev	3.00% due 09/01/2028	210,000	215,376	1.5%

			215,376

Water Supply

Payette Lakes Rec Wtr & Swr Rev	4.00% due 08/01/2034	255,000	293,428	2.1%

			293,428

Total investments		(Cost is $12,317,878)	13,202,664	93.1%

Other assets (net of liabilities)			983,112	6.9%
Total net assets			$14,185,776	100.0%

Notes to Schedule of Investments (unaudited)

1. Organization:

Saturna Investment Trust (the “Trust”) was established under Washington State Law as a business trust on February 20, 1987.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust’s Board of Directors, Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers’ acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds’ share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’ foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Funds’ investments carried at value:

	Level 1	Level 2	Level 3
Funds	Quoted Price	Significant Observable Input	Significant Unobservable Input	Total
Sextant Short-Term Bond

Corporate Bonds(1)	$-	$8,195,770	$-	$8,195,770

Government Bonds(1)	$-	$2,633,328	$-	$2,633,328
Total Assets	$-	$10,829,098	$-	$10,829,098

Sextant Bond Income

Corporate Bonds(1)	$-	$7,536,465	$-	$7,536,465

Government Bonds(1)	$-	$3,375,256	$-	$3,375,256

Municipal Bonds(1)	$-	$1,314,962	$-	$1,314,962
Total Assets	$-	$12,226,683	$-	$12,226,683

Sextant Core

Common Stock(1)	$9,623,034	$-	$-	$9,623,034

Corporate Bonds(1)	$-	$3,282,139	$-	$3,282,139

Government Bonds(1)	$-	$2,110,602	$-	$2,110,602

Municipal Bonds(1)	$-	$450,146	$-	$450,146
Total Assets	$9,623,034	$5,842,887	$-	$15,465,921

Sextant Global High Income

Common Stocks

Communications	$604,290	$-	$-	$604,290

Consumer Discretionary	$190,400	$-	$-	$190,400

Energy	$671,075	$-	$-	$671,075

Financials	$430,710	$190,004	$-	$620,714

Health Care	$362,174	$-	$-	$362,174

Industrials	$-	$129,228	$-	$129,228

Materials	$307,570	$-	$-	$307,570

Technology	$234,270	$-	$-	$234,270
Total Common Stocks	$2,800,489	$319,232	$-	$3,119,721
Corporate Bonds(1)	$-	$2,684,295	$-	$2,684,295
Government Bonds(1)	$-	$1,770,975	$-	$1,770,975
Municipal Bonds(1)	$-	$211,216	$-	$211,216
Warrants(1)	$-	$-	$-	$-
Total Assets	$2,800,489	$4,985,718	$-	$7,786,207

Sextant Growth

Common Stocks(1)	42,431,186	$-	$-	$42,431,186
Total Assets	$42,431,186	$-	$-	$42,431,186

Sextant International

Common Stocks

Communications	$4,030,000	$-	$-	$4,030,000

Consumer Discretionary	$12,065,400	$4,216,557	$-	$16,281,957

Consumer Staples	$5,785,800	$-	$-	$5,785,800

Energy	$1,686,774	$-	$-	$1,686,774

Financials	$6,134,600	$-	$-	$6,134,600

Health Care	$7,969,480	$785,590	$-	$8,755,070

Industrials	$491,400	$-	$-	$491,400

Materials	$5,000,500	$-	$-	$5,000,500

Technology	$23,784,651	$7,279,731	$-	$31,064,382

Utilities	$-	$2,018,226		$2,018,226
Total Assets	$66,948,605	$14,300,104	$-	$81,248,709

Sustainable Equity

Common Stocks

Communications	$166,150	$-	$-	$166,150

Consumer Discretionary	$1,280,972	$93,131	$-	$1,374,103

Consumer Staples	$708,368	$24,747	$-	$733,115

Energy	$-	$311,935	$-	$311,935

Financials	$575,923	$320,375	$-	$896,298

Health Care	$583,010	$193,480	$-	$776,490

Industrials	$333,772	$351,988	$-	$685,760

Materials	$-	$267,760	$-	$267,760

Technology	$2,139,887	$302,749	$-	$2,442,636

Utilities	$-	$195,496	$-	$195,496
Total Assets	$5,788,082	$2,061,661	$-	$7,849,743

Sustainable Bond

Corporate Bonds(1)	$-	$16,974,981	$-	$16,974,981

Government Bonds(1)	$-	$10,606,011	$-	$10,606,011
Total Assets	$-	$27,580,992	$-	$27,580,992

Idaho Tax-Exempt

Tax-Exempt Municipal Bonds(1)	$-	13,202,664	$-	$13,202,664
Total Assets	$-	$13,202,664	$-	$13,202,664

¹	See Schedule of Investments for industry breakout.

During the period ended February 29, 2020, no Fund had transfers between Level 1, Level 2 or Level 3.

Federal Income Taxes

The cost basis of investments for federal income tax purposes at February 29, 2020, were as follows:

	Short-Term Bond	Bond Income	Core	Global High Income	Growth	International	Sustainable Equity	Sustainable Bond	Idaho Tax-Exempt
Cost of investments	$10,598,102	$11,017,834	$13,211,137	$8,142,757	$20,854,265	$47,955,233	6,578,319	$27,269,406	$12,317,878
Gross tax unrealized appreciation	$235,841	$1,210,384	$2,371,948	$421,197	$21,738,970	$36,035,807	$1,804,772	$837,705	$884,785
Gross tax unrealized depreciation	$(4,845)	$(1,535)	$(117,164)	$(542,622)	$(162,048)	$(2,742,331)	$(201,228)	$(526,120)
Net tax unrealized appreciation (depreciation)	$230,996	$1,208,849	$2,254,784	$(121,425)	$21,576,922	$33,293,476	$1,603,544	$311,585	$884,785

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Jane K. Carten
Jane K. Carten, President and Chief Executive Officer

Date: April 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jane K. Carten
Jane K. Carten, President and Chief Executive Officer

Date: April 29, 2020

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Chief Financial Officer

Date: April 29, 2020